Stock-based compensation - Textuals (Details) (CAD) In Thousands, except Share data, unless otherwise specified	12 Months Ended				0 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Sep. 22, 2010	Jul. 01, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Proceeds from stock options exercised	2,807		1,175
Shares exercised and settled during period			295,230
Share option plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number shares acquired per each option exercised	1
Stock options annual vesting percentage	20.00%
Proceeds from stock options exercised	1,348		1,175
Total intrinsic value of options exercised	1,711		524
Options outstanding, weighted average remaining life	6 years 1 month		6 years 11 months
Fair value of options vested during the year	983		1,278
Number of options exercisable	824,720		892,700
Options exercisable, weighted average exercise price	8.41		8.00
Total compensation costs related to non-vested awards not yet recognized	1,223		1,762
Shares exercised and settled during period	385,880	[1]	295,230	[1]
Share option plan | Stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Years from grant date stock options expire	10 years
Total compensation costs related to non-vested awards not yet recognized, weighted average recognition period	2 years 6 months		3 years 2 months 12 days
Senior executive stock option plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Proceeds from stock options exercised	1,459		0
Total intrinsic value of options exercised	935		0
Stock options reclassified from equity to a long-term liability					550,000
Shares exercised and settled during period	291,800		0
Senior executive stock option plan | Stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Current portion of award obligation	22		0
Non-current portion of award obligation	0		940
Liability classified restricted share unit plan | Restricted share units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Service period of award subsequent to year of grant	2 years
Award vesting period	3 years
Award units settled during the period (units)	350,271		154,330
Award units settled during the period	2,678		727
Weighted average remaining contractual life of award	0 years 9 months		1 year 4 months
Fair market value (CAD per share)	3.78		6.24
Total unrecognized compensation costs related to non-vested share-based payment arrangements	641		2,958
Liability classified restricted share unit plan | Restricted share units (RSUs) | Accrued liabilities
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Current portion of award obligation	1,009		1,933
Liability classified restricted share unit plan | Restricted share units (RSUs) | Other long-term liabilities
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Non-current portion of award obligation	770		1,734
Equity classified restricted share unit plan | Restricted share units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award units settled during the period (units)	605		0
Weighted average remaining contractual life of award	2 years 4 months
Total unrecognized compensation costs related to non-vested share-based payment arrangements	1,276		0
Performance restricted share unit plan | Performance restricted share units (PSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total compensation costs related to non-vested awards not yet recognized	468
Total compensation costs related to non-vested awards not yet recognized, weighted average recognition period	2 years 6 months
Award vesting period						3 years
Fair value of awards granted on July 1, 2014						563
Deferred share unit plan | Deferred stock units (DSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of non-officer directors' fixed remuneration in the form of DDSUs (50% or more)	50.00%
Liability classified deferred stock unit plan | Deferred stock units (DSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award units settled during the period (units)	63,886		179,831
Award units settled during the period	557		968
Fair market value (CAD per share)	3.78		6.24
Liability classified deferred stock unit plan | Deferred stock units (DSUs) | Accrued liabilities
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Current portion of award obligation	408		0
Liability classified deferred stock unit plan | Deferred stock units (DSUs) | Other long-term liabilities
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Non-current portion of award obligation	1,597		3,662

[1]	All stock options exercised resulted in new common shares being issued (note 17(a))